Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Investment Property [Abstract]
Summary of Changes in Investment Properties

Changes in investment properties account for the years ended December 31, 2018 and 2017 are as follows:

	Land	Land Improvements	Building	Total
	(in million pesos)
December 31, 2018
Balance at beginning of the year	1,322	8	305	1,635
Net gains (losses) from fair value adjustments charged to profit or loss	389	(1)	(10)	378
Transfers to property and equipment	(1,115)	—	(121)	(1,236)
Balance at end of the year	596	7	174	777
December 31, 2017
Balance at beginning of the year	1,567	8	315	1,890
Net gains (losses) from fair value adjustments charged to profit or loss	4	—	(7)	(3)
Transfers to property and equipment	(10)	—	(3)	(13)
Disposals	(239)	—	—	(239)
Balance at end of the year	1,322	8	305	1,635